Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities
Note 14. Trade payables and other current liabilities

14.1. Trade and other payables

Accounting policies
Accounting policies for Trade and other payables are described in Note 15 - Financial instruments included in the statement of financial position and impact on income

Accrued expenses
Taking into account the time lag between the time at which treatment costs are incurred in studies or clinical trials and the time at which such costs are invoiced, the Company estimates an amount of accrued expenses to record in the financial statements at each reporting date.
The treatment costs for patients were estimated for each study based on contracts signed with clinical research centers conducting the trials, taking into account the length of the treatment and the date of injection of each patient. The total amount estimated for each study has been reduced by the amount of invoices received at the closing date.

Details of trade and other payables

	As of December 31,
(in thousands of euros)	2024	2023
Fixed asset payables	—	173
Accrued expenses - clinical trials	15,550	11,369
Trade payables & other accruals	4,484	6,695
Total trade and other payables	20,036	18,237
Trade and other payables are not discounted, as none of the amounts are due in more than one year.
Fixed Assets Payables amounting to €0.2 million at the end of December 2023 relate to the purchase of a reactor for the laboratory in Paris.
Accrued Expenses related to clinical trials balance increased by €4.2 million between December 2023 and December 2024 mainly due to NANORAY-312 development in 2024, amounting to a €11.1 million accrual as of December 31, 2024, compared to the 7.1 million accrual as of December 31, 2023, and to the study 1100 development in 2024, amounting to a €4.4 million accrual as of December 31, 2024, compared to the 2.9 million accrual as of December 31, 2023.
The decrease in trade payables and other accruals balance of €2.2 million is mainly due to our CRO for NANORAY-312 which decreased by €2.6 million related to the milestone invoice received from the CRO at the end of 2023 and paid early 2024. There is no invoice due for the CRO as of December 31,2024.

14.2. Other current liabilities

	As of December 31,
(in thousands of euros)	2024	2023
Tax liabilities	537	451
Payroll tax and other payroll liabilities	6,334	6,928
Other payables	672	247
Other current liabilities	7,543	7,627
Payroll tax and other payroll liabilities consist primarily of payroll taxes, namely the employer contribution provision to be paid on free shares, accrued bonuses, vacation days and related social charges.
Payroll tax and other payroll liabilities decreased by €0.6 million from €6.9 million as of December 31, 2023 to €6.3 million as of December 31, 2024, mainly due to bonus accruals decrease of €0.5 million.

14.3. Deferred income and contract liabilities

	As of December 31,
(in thousands of euros)	2024	2023
Deferred income	61	128
Current contract liabilities	18,100	18,100
Deferred income and current contract liabilities	18,161	18,228
Current contract liabilities are stable at €18.1 million as of December 31, 2023 and December 31, 2024.The initial payment received in 2021 from LianBio was €16.5 million. During the year 2023, the contract liabilities have been revalued at fair value in accordance to the Asia Licensing Agreement contract following the novation agreement.
The current contract liabilities are accounted for in accordance with IFRS 15. See Note 4.1. - Global License Agreement with Janssen Pharmaceutica NV and Share Purchase Agreement with Johnson & Johnson Innovations - JJDC and Note 16 - Revenues and other income for more details.

14.4. Refund liabilities

	As of December 31,
(in thousands of euros)	2024	2023
Non current refund liabilities	27,778	—
Current refund liabilities	7,835	—
Refund liabilities	35,613	—
The refund liability reflects the refund obligation related to the amendments of the Janssen Agreement, signed in the fourth quarter of 2024. These amendments were accounted for as a contract modification under IFRS 15, and resulted in a change in the transaction price recorded as a cumulative catch-up in the statement of consolidated operations and refund liabilities in the consolidated statement of financial position (Note 16 - Revenues and other income).